Financial Liabilities - Interest-Bearing Debt (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 23, 2019 EUR (€)	Dec. 17, 2019 EUR (€)	Dec. 16, 2019 EUR (€)	Dec. 16, 2019 COP ($)	Nov. 15, 2019 EUR (€)	Oct. 30, 2019 EUR (€)	Oct. 22, 2019 EUR (€)	Aug. 16, 2019 EUR (€)	May 30, 2019 COP ($)	Feb. 18, 2019 EUR (€)	Jan. 05, 2018 COP ($)	Mar. 22, 2016 EUR (€)	Jun. 26, 2014 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 128,654,000,000	€ 138,102,000,000
Outstanding balance	41,995,000,000
Drawndown	1,702,000,000	3,973,000,000	€ 4,844,000,000
Repayments of loans, borrowings and promissory notes	(6,356,000,000)	€ (4,040,000,000)	€ (6,711,000,000)
Bilateral Loan due May 14, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	300,000,000
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	0
Bilateral Loan due April 1, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0															€ 1,000,000,000
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	(1,000,000,000)
Early repayment of debt													€ 500,000,000
Bilateral Loan due March 19, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	(150,000,000)
Bilateral Loan due July 22, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	(385,000,000)
Bilateral Loan due August 14, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	200,000,000
Drawndown	200,000,000
Repayments of loans, borrowings and promissory notes	0
Bilateral Loan due October 22, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	(100,000,000)
Early repayment of debt										€ 100,000,000
Bilateral Loan due October 30, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	(100,000,000)
Early repayment of debt									€ 100,000,000
Bilateral Loan due March 31, 2030
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	150,000,000
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	0
Bilateral Loan due December 23, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	(100,000,000)
Early repayment of debt				€ 100,000,000
Bilateral Loan due June 4, 2027
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	200,000,000
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	0
Bilateral Loan due December 16, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0													$ 533,000
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	142,000,000
Early repayment of debt | $							$ 153,000					$ 380,000
Structured Financing due December 16, 2019
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	1,500,000,000
Early repayment of debt						€ 300,000,000		€ 450,000,000			€ 750,000,000
Bilateral Loan due November 29, 2021
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Outstanding balance	150,000,000
Drawndown	150,000,000
Repayments of loans, borrowings and promissory notes	0
Syndicated Facility due December 17, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750,000,000				€ 750,000,000
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	0
EIB Financing (Tranche 1) due December 18, 2028
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	300,000,000
Outstanding balance	0
Drawndown	0
Repayments of loans, borrowings and promissory notes	€ 0
Syndicated Facility due March 15, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount															€ 750,000,000